Accounting Policies - Subsidiaries (Details) - MXN ($) $ in Thousands		1 Months Ended			12 Months Ended			24 Months Ended
	Apr. 13, 2021	Jul. 31, 2020	Jul. 31, 2019	Nov. 30, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Consolidated subsidiaries information
Administrative expenses					$ 13,710,793	$ 12,713,657	$ 13,269,191
Broadcasting concessions
Consolidated subsidiaries information
Renewal cost for concession				$ 5,754,543
Administrative expenses				$ 1,194
Period for grant the authorization to property plant and equipment				30 years
Useful Lives				20 years
Empresas Cablevision. | Cable
Consolidated subsidiaries information
Company's ownership interest								51.20%
Cablemas | Cable
Consolidated subsidiaries information
Company's ownership interest								100.00%
Collectively TVI | Cable
Consolidated subsidiaries information
Company's ownership interest								100.00%
Bestel | Cable
Consolidated subsidiaries information
Company's ownership interest								66.20%
Cablecom | Cable
Consolidated subsidiaries information
Company's ownership interest								100.00%
Telecable | Cable
Consolidated subsidiaries information
Company's ownership interest								100.00%
FTTH de Mexico | Cable
Consolidated subsidiaries information
Company's ownership interest								100.00%
CVQ | Cable and Sky
Consolidated subsidiaries information
Company's ownership interest								100.00%
Collectively sky | Sky
Consolidated subsidiaries information
Company's ownership interest								58.70%
Grupo Telesistema | Content and Other Businesses
Consolidated subsidiaries information
Company's ownership interest								100.00%
Televisa | Content
Consolidated subsidiaries information
Company's ownership interest								100.00%
Television Independiente de Mxico | Content
Consolidated subsidiaries information
Company's ownership interest								100.00%
G.Televisa-D | Content
Consolidated subsidiaries information
Company's ownership interest								100.00%
Multimedia Telecom | Content
Consolidated subsidiaries information
Company's ownership interest								100.00%
Ulvik | Content and Other Businesses
Consolidated subsidiaries information
Company's ownership interest								100.00%
Controladora de Juegos y Sorteos de Mxico | Other Businesses
Consolidated subsidiaries information
Company's ownership interest								100.00%
Editorial Televisa | Other Businesses
Consolidated subsidiaries information
Company's ownership interest								100.00%
Grupo Distribuidoras Intermex | Other Businesses
Consolidated subsidiaries information
Company's ownership interest								100.00%
Villacezan | Other Businesses
Consolidated subsidiaries information
Company's ownership interest								100.00%
Radiopolis | Business combination
Consolidated subsidiaries information
Company's ownership interest		50.00%	50.00%
UH II.
Consolidated subsidiaries information
Company's ownership interest	45.00%
UH II. | Multimedia Telecom
Consolidated subsidiaries information
Company's ownership interest					95.30%
UH II. | Tieren
Consolidated subsidiaries information
Company's ownership interest						4.70%